Borrowings	12 Months Ended
Dec. 31, 2023
Short-Term Debt [Abstract]
Borrowings

11. BORROWINGS

As of December 31, 2022 and 2023, the Group had short-term borrowings primarily from banks with weighted average interest rates of approximately 3.6% and 3.6% per annum, respectively. The group also had long-term borrowing from banks with average interest rate of 4.3% and 4.3% per annum as of December 31, 2022 and 2023. Such borrowings are all denominated in RMB. All of the borrowings are designated to support the Group’s general operation or construction in progress and could not be used to fund the Group's financing receivables.

The Group’s certain short-term borrowings, amounting to RMB953 million and RMB100 million, as of December 31, 2022 and 2023, respectively, are collateralized by a pledge of the Group’s time deposits. As of December 31, 2022 and 2023 the outstanding balance of short-term borrowings was secured by RMB1,062 million and RMB100 million time deposits of the Group pledged as collateral, respectively.

The Group’s long-term borrowings, amounting to RMB150 million and RMB524 million, as December 31, 2022 and 2023, are collateralized by a pledge of the Group’s land use right.